Document and Entity Information	May 13, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 13, 2021
Entity Registrant Name	SUNCOKE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35243
Entity Tax Identification Number	90-0640593
Entity Address, Address Line One	1011 Warrenville Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	630
Local Phone Number	824-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Form 8-K/A”) amends the Current Report on Form 8-K of SunCoke Energy, Inc. (the “Company”), filed with the Securities and Exchange Commission on March 31, 2021 (the “Original Form 8-K”), which reported the appointment of Allison S. Lausas as interim Chief Financial Officer of the Company. At the time of filing the Original Form 8-K, the Compensation Committee and Board of Directors of the Company had not approved any additional compensation for Ms. Lausas in connection with her service as interim Chief Financial Officer of the Company. This Form 8-K/A amends Item 5.02 of the Original Form 8-K to provide additional information regarding compensation for Ms. Lausas, as required pursuant to Instruction 2 to Form 8-K.
Entity Central Index Key	0001514705
Amendment Flag	true